Note 8 - Deferred Charges, Net (Tables)	6 Months Ended
Jun. 30, 2022
Notes Tables
Schedule of Deferred Charges [Table Text Block]
Balance, January 1, 2022	$31,859
Additions	21,393
Amortization	(5,646)
Write-off and other movements (Note 7)	(1,668)
Balance, June 30, 2022	$45,938